Debt securities in issue - Schedule of Debt Securities in Issue (Details) - GBP (£) £ in Millions	Jun. 30, 2020	Dec. 31, 2019
Disclosure of financial liabilities [line items]
Medium-term notes issued	£ 30,200	£ 34,112
Covered bonds	27,766	29,818
Certificates of deposit	3,027	4,925
Securitisation notes	5,914	7,376
Commercial paper	6,940	7,731
Total debt securities in issue	73,847	83,962
At fair value through profit or loss
Disclosure of financial liabilities [line items]
Medium-term notes issued	7,644	7,484
Securitisation notes	47	47
Total debt securities in issue	7,691	7,531
Financial liabilities at amortised cost
Disclosure of financial liabilities [line items]
Medium-term notes issued	22,556	26,628
Covered bonds	27,766	29,818
Certificates of deposit	3,027	4,925
Securitisation notes	5,867	7,329
Commercial paper	6,940	7,731
Total debt securities in issue	£ 66,156	£ 76,431